Northern Lights Fund Trust III

Good Harbor Tactical Core US II Fund

Incorporated herein by reference is the definitive version of the prospectus for the Good Harbor Tactical Core US II Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 11, 2015, (SEC Accession No. 0001580642-15-004220).